Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              December 5, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds (Reg. No. 33-56339) (811-7237) (the "Trust")
    Putnam Growth Opportunities Fund and Putnam Research Fund (the "Funds") Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 48 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2001.

Comments or questions concerning this certificate may be directed to Beth K. Werths at 1-800-225-2465, ext. 1-1913.

                              Very truly yours,

                              Putnam Investment Funds

                              /s/ Gordon H. Silver
                          By: ----------------------------
                              Gordon H. Silver
                              Vice President
cc: Keith Roberts
    Jason Pogorelec
    Ropes & Gray